Sector Regulation and Electricity System Operations	12 Months Ended
Dec. 31, 2017
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Abstract]
Disclosure Of Sector Regulations And Electricity System Operations Explanatory

4.SECTOR REGULATION AND ELECTRICITY SYSTEM OPERATIONS.

4.1 Regulatory framework:

The electricity sector is regulated by the General Law of Electrical Services N°20,018 (Chilean Electricity Law), also known as DFL No. 1 of 1982, of the Ministry of Mining, whose compiled and coordinated text was established in DFL No. 4 issued in 2006 by the Ministry of Economy (the Electricity Law), as well as by an associated Regulation (D.S. No. 327 issued in 1998).

Three government bodies are primarily responsible for enforcing this law: the National Energy Commission (CNE in its Spanish acronym), which has the authority to propose regulated tariffs (node prices) and to draw up indicative plans for the construction of new generating units; the Superintendency of Electricity and Fuels (SEF), which supervises and oversees compliance with the laws, regulations, and technical standards that govern the generation, transmission, and distribution of electricity, as well as liquid fuels, and gas; and the Ministry of Energy, which is responsible for proposing and guiding public policies on energy matters. It also oversees the SEF, the CNE, and the Chilean Commission for Nuclear Energy (CChEN in its Spanish acronym), thus strengthening coordination and allowing for an integrated view of the energy sector. The Ministry of Energy also includes the Agency for Energy Efficiency and the National Center for Innovation and Development of Sustainable Energy (Centro Nacional para la Innovación y Fomento de las Energías Sustentables – CIFES). The Chilean Electricity Law has also established a Panel of Experts whose main task is to resolve potential discrepancies among the participants in the electricity market, including electricity companies, system operators, regulators, etc.

From a physical point of view, the Chilean power sector is divided into three electrical grids: the Sistema Electrico Nacional (SEN) and two separate medium-size grids in southern Chile, one in Aysén and the other in Magallanes. The SEN was incoroporated in November 2017 through the interconnection of the Sistema Interconectado Central (SIC) and the Sistema Interconectado del Norte Grande (SING). Prior to the interconnection, the SIC was the main electrical grid, running 2,400 km. longitudinally and connecting the country from Taltal in the north, to Quellón on the island of Chiloé in the south. On the other hand, the SING covered the northern part of the country, from Arica down to Coloso, covering a length of about 700 km.

The electricity industry is organized into three business activities: generation, transmission, and distribution, all operating in an interconnected and coordinated manner, and whose main purpose is to supply electrical energy to the market at minimum cost while maintaining the quality and safety service standards required by the electrical regulations. As essential services, the power transmission and distribution businesses are natural monopolies; these segments are regulated as such by the Electricity Law, which requires free access to networks and regulates tariffs.

Under the Chilean Electricity Law, the electricity market coordinates their operations through a centralizing operating agent, the Coordinador Eléctrico Nacional (CISEN), in order to operate the system at minimum cost while maintaining reliable service, and the Sistema Eléctrico Nacional. The CISEN plans and operates the systems, including the calculation of the so-called “marginal cost,” which is the price assigned to energy transfers among power generating companies.

Limits on integration and concentration

Chile has legislation in effect that defends free competition and, together with specific regulations that apply to the electricity market, defines criteria to avoid certain levels of economic concentration and/or abusive market practices.

In principle, the regulator allows the participation of companies in different activities (e.g. generation, distribution, and commercialization) as long as there is an adequate separation of each activity, for both accounting and company purposes. Nevertheless, most of the restrictions imposed involve the transmission sector mainly due to its nature and to the need to guarantee adequate access to all agents.

The Chilean Electricity Law establishes limits for participation of generation or distribution companies in the Trunk Transmission Systems, and prohibits participation of Trunk Transmission Systems’ companies in the generation and distribution segment.

4.1.1 Generation Segment

Generation companies must comply with the operation plan of the CISEN. However, each generation company is free to decide whether to sell its energy to regulated or unregulated customers. Any surplus or deficit between a company’s sales to its customers and its energy supply is sold to, or purchased from, other generators at the spot market price.

A generation company may have the following types of customers:

(i)

Unregulated customers: Those customers, mainly industrial and mining companies, with a connected capacity higher than 5,000 kW. These customers can freely negotiate prices for electrical supply with generators and/or distributors. Those customers with connected capacity between 500 and 5,000 kW have the option to contract energy at prices agreed upon with their suppliers or be subject to regulated prices, with a minimum term of at least four years under each pricing system.

(ii)	Distribution companies that supply power to regulated customers: Participation in public tenders regulated by the CNE for the supply to their free customers through bilateral contracts.
(iii)

Spot market: This represents energy and capacity transactions among generating companies that result from the CISEN’s coordination to keep the system running as economically as possible, where the surpluses (deficits) between a generator’s energy supply and the energy it needs to comply with business commitments are transferred through sales (purchases) to (from) other generators in the CISEN. In the case of energy, transfers are valued at the marginal cost, while node prices for capacity are set every semester by the regulators.

In Chile, the capacity that must be paid to each generator depends on an annual calculation performed by the CISEN to determine the sufficiency capacity of each power plant, which is not the same as the dispatched capacity.

Non-Conventional Renewable Energy

Law No. 20,257 was enacted in April of 2008 to encourage the use of Non-Conventional Renewable Energy (NCRE). The principal aspect of this law is that at least 5% of the energy sold by generation companies to their customers must come from renewable sources between years 2010 and 2014. This requirement progressively increases by 0.5% from 2015 until 2024, when a 10% renewable energy requirement will be reached. This law was amended in 2013 by Law No. 20,698, dubbed the “20/25 law,” as it establishes that by 2025, 20% of energy supplied will be generated by NCRE. It does not change the previous law’s plan for supplying energy under agreements in effect in July 2013.

4.1.2. Transmission Segment

The transmission segment is comprised of a combination of lines, substations and equipment for the transmission of electricity from the production points (generators) to the centers of consumption or distribution, which do not correspond to distribution facilities. The transmission segment is divided into National Transmission System, Development Poles Transmission System, Zonal Transmission System and Dedicated Transmission System. The International Interconnection Systems, which are governed by special rules, are also part of the transmission segment.

The transmission system is open access, and transmission companies may impose rights of way over the available transmission capacity under non-discriminatory conditions. The fees of the existing facilities of the National and Zonal Transmission Systems is determined through a tariff setting process that is carried out every four years. In that process, the Annual Value of the Transmission is determined, which comprises efficient operation and maintenance costs and the annuity of the investment value, determined on the basis of a discount rate fixed by the authority on a quarterly basis (minimum 7% after tax) and the economic useful life of the facilities.

The planning of the National and Zonal Transmission Systems a regulated and centralized process, in which the CISEN annually issues an expansion plan, which must be approved by the CNE. The expansions of both systems are carried out through open tenders, distinguishing between new projects (with tenders open to any bidder) and expansion of existing facilities projects (participation in the expansion corresponds to the original facilities owners under modification). The bids correspond to the value resulting from the tender, which constitutes the revenues for the first 20 years from the start of operation. As of the year 21, the fees of such transmission facilities are determined as if they were existing facilities.

4.1.3 Distribution segment

The distribution segment is defined for regulatory purposes as all electricity supplied to end customers at a voltage no higher than 23 kV. Distribution companies operate under a distribution public utility concession regime, with service obligations and regulated tariffs for supplying regulated customers.

Customers are classified based on their demand as regulated and unregulated. Regulated customers are those with connected capacity of more than 5,000 kW. Customers with connected capacity between 500 kW and 5,000 kW can choose either a regulated or an unregulated regime.

Distribution companies can supply both regulated customers, under supply conditions regulated by the Law, and unregulated customers, whose supply conditions are freely negotiated and agreed in bilateral contracts with energy suppliers (generation or distribution companies).

Regarding price regulation, the Law establishes that distribution companies must permanently have available energy supply, on the basis of open, non-discriminatory and transparent public tenders. These bidding processes are managed by the CNE and are carried out at least five years in advance. The result of the process is a “pay as bid” contract, with an extension up to 20 years. In case of unforeseen deviations in the projections of demand, the regulator has the authority to carry out short-term tenders. In addition, a reimbursement mechanism exists allowing supply without contract and regulating corresponding tariffs.

The tariffs are set every four years in order to determine the distribution value added (“VAD”) as a result of model companies cost studies, composed of fixed costs, average energy and capacity losses and standard distribution costs. Both the CNE and the distribution companies grouped by typical areas engage independent consultants for these studies. The VAD is obtained by weighting the results of the study received by the CNE and the companies with a ratio of 2:3 and 1:3, respectively. Based on this result, the CNE structures basic tariffs and verifies that the aggregate profitability of the industry is within the established range of 10% with a margin of ± 4%.

Additionally, every four years a review of services associated with the calculation of VAD is carried out, which do not represent energy supply and which the Free Competition Court qualifies as subject to tariff regulation.

The Chilean distribution tariff model is a consolidated model, which already had eight cycles of tariff settings since the privatization of the sector.

4.2 Regulatory Developments in 2017

Law No. 20,928 - Tariff Equality Law

On June 22, 2016, the Ministry of Energy published Law No. 20,928 in the Official Gazette, establishing tariff equality mechanisms for electrical services, amending the Electricity Law (DFL No. 4) of 2006.  The law states that the maximum tariffs that distribution companies may charge to residential customers must not exceed the average national tariff by more than 10%. The differences arising from the application of this mechanism will be progressively absorbed by all the rest of the customers subject to regulated prices that are under the mentioned average, except for those residential users whose monthly average consumption of energy in the prior calendar year is lower than or equal to 200 kWh. In addition, the Law provides for a discount for consumers with installed capacity greater than 200 MW that are located in those cities with intensive energy generation.

Nonetheless, the law allows the regulator to incorporate within the VAD certain services unrelated to energy distribution.

In this context, in January 2017, the Ministry of Energy together with the CNE and SEF announced publicly the discontinuance of application of individual energy supply connection and disconnection service charge; also know as “cut-off and reconnection” charge. Prior to this announcement, the CNE requested distribution companies to discontinue the application of this charge, because this service charge will be incorporated in the tariff as part of the 2016 – 2020.

Distribution Law

On September 29, 2016, at the Seminar “The Future of Electric Power Distribution” the process to devise a new law on electric power distribution was launched.

This process is led by the Ministry of Energy with collaboration of the Pontifical Catholic University of Chile. In November and December 2016 and until January 2017, certain thematic workshops were carried out: “Development of the distribution network”; “Future financing of the network and tarification”; “Business model of distribution”; and “Future services of the network”. On April 13, 2017, the first stage of the process related to the distribution industry diagnosis, was completed. It is expected that the results of the work carried out during the year 2017, will be delivered to the authorities that make up the next government.

2017 CNE Regulatory Plan

On January 13, 2017, through Exempted Resolution No. 23 and pursuant Article 72-19 of the Chilean Electricity Law, the CNE published its Annual Work Plan aiming to draft and develop technical regulations for year 2017. The plan considers amendments to the Safety and Quality Service Technical Standard, new Technical Appendices and Technical Standards applicable to energy generation, distribution and transmission facilities.

Regulatory developments in 2017

In 2017, several regulations associated with Transmission Law No. 20,936 were published, among  others: (i) Regulation on Long-Term Energy Planning; (ii) Regulation setting the requirements and the procedure applicable to requests of international exchange of electric services; (iii) Regulation for determination of preliminary bands for new works in the transmission systems; (iv) Regulation for determination and payment of compensations for interruption of energy supply; and (v) Regulation on establishing Technical Standards ruling technical requirements on safety, coordination, quality, information and economics about electric sector operation. Furthermore, in December the Supplementary Services Regulations were submitted to the General Comprollership of the Republic and they are expected to be published in early 2018.

Also, the regulations for the Transmission Law were published via Exempt Resolution No. 659: Technical provisions for implementing Article 8 of Law 20.870, which regulates payment of tax on emissions of the Steam-electric power plants as specified in the Tax Reform.

Technical Standard of the Quality of Service for Distribution Systems

On December 18, 2017, Exempted Resolution CNE 706 was published. It sets the Technical Standard of the Quality of Service for Distribution Systems. Preparation of this standard was considered in the CNE 2017 Regulatory Plan, for which a consulting committee was set up and the wording was submitted to public consultation.

The new standard incorporates greater technical and commercial demands for the electrical energy distribution segment. The following are among the main areas addressed by the new regulations: Continuity Indicators (it incorporated the indicators SAIDI, SAIFI, TIC and FIC); Quality of the Product; Measurement, Monitoring and Control; and Commercial Quality.

2017 Expansion Plan - Transmission

For the purposes of the expansion of the transmission segment, the Electricity Law considers a mandatory annual procedure on project planning for new facilities. In this context, the Ministry of Energy through Exempted Resolution CNE 770 issued on December 29, 2017 defined the new and expansion works of facilities within the planning process carried out in 2017. According to the milestones considered in the law, the stakeholders (duly registered in the citizen participation register) may make comments in that regard during the first days of January 2018.

Tariff Study under Article No. 187 of the Electricity Law

On October 6, 2017, CNE issued Exempted Resolution CNE 560, approving the unanimous agreement to perform a New Tariff Study in accordance with Article No. 187 of the Electricity Law, signed by CNE and the concessionaires of energy distribution service. In December, 2017, CNE requested to the distribution companies for their investment plans and necessary costs to comply with the Technical Standard on Quality of Service for Energy Distribution System (approved by Exempted Resolution CNE No. 706 issued on December 7, 2017) that had not been included in the current electricity supply tariffs (Decree No. 11T of the Ministry of Energy).

4.3 Tariff Revisions:

4.3.1 Distribution Tariff Setting

At the end of 2015, the CNE began the 2016 – 2020 tariff setting process through publishing Exempted Resolution No. 699 communicating the definition for Typical Areas, the terms for the “Distribution Value Added 2016 – 2020 Study”, and the terms for the “Services associated with Energy Distribution Supply Cost Study”.

The CNE defines six Typical Areas with separate tariff each, and Enel Distribución Chile was categorized within Typical Area No. 1, same as in prior tariff process, reflecting the higher density of its network and, therefore, lower costs as compared to other companies in the industry. The subsidiary Empresa Eléctrica de Colina and Luz Andes were categorized, same as in prior tariff process, within Typical Areas No. 4 and No. 2, respectively.

In February 2016, the CNE published in the Official Gazette, Exempted Resolution No. 83 containing the list of the qualified independent consultant entities to be eligible by the distribution companies to carry out the tariff studies. In April 2016, Enel Distribución Chile selected Consultor Systep Ingeniería y Diseños S.A. to carry out the Distribution Value Added 2016 – 2020 Study.

On September 5, 2016, Enel Distribución Chile submitted to the CNE the tariff study in compliance with the requirements indicated in the regulations.

The 2016-2020 tariff setting process was finalized by publishing in the Official Gazette Tariff Decree 11T, the distribution tariffs are retrospectively applicable to November 4, 2016.

The tariffs applied in 2016 and 2017 to end customers were determined based on the following decrees:

i.

Decree No. 1T published in the Official Gazette on April 2, 2013, set the tariff formulas applicable to regulated customers. Tariffs were retroactively applied with a start date of November 4, 2012 until November 3, 2016.

ii.

Decree No. 11T published in the Official Gazette on August 24, 2017, set the tariff indexation formulas applicable to energy supplies subject to regulated prices. Tariffs were retroactively applied from November 4, 2016 until November 3, 2020.

iii.

Decree No. 14 published in the Official Gazette on April 9, 2013, set the tariffs and indexation formulas applicable to the subtransmission and additional transmission systems. Tariffs were retroactively applied with a start date of January 1, 2011 until December 31, 2015. Subsequently, Decree No. 7T extended the effective date until December 31, 2015.

iv.	Price Decrees:

Node Average prices:

On January 4, 2016, the Ministry of Energy published in the Official Gazette, Decree No. 22T, setting the node prices for energy supply, retroactively applied from September 1, 2015.

On January 21, 2016, the Ministry of Energy published in the Official Gazette, Decree No. 24T, setting the node prices for energy supply, retroactively applied from November 1, 2015.

On March 4, 2016, the Ministry of Energy published in the Official Gazette, Decree No. 1T, setting the node prices for energy supply, retroactively applied from January 1, 2016.

On May 23, 2016, the Ministry of Energy published in the Official Gazette, Decree No. 4T, setting the node prices for energy supply, retroactively applied from March 1, 2016.

On June 17, 2016, the Ministry of Energy published in the Official Gazette, Decree No. 7T, setting the node prices for energy supply, retroactively applied from April 1, 2016.

On August 6, 2016, the Ministry of Energy published in the Official Gazette, Decree No. 8T, setting the node prices for energy supply, retroactively applied from May 1, 2016.

On September 1, 2016, the Ministry of Energy published in the Official Gazette, Decree No. 9T, setting the node prices for energy supply as part of Law No. 20,928 on Tariff Equality in relation to the Domestic Generation Acknowledgement, retroactively applied from August 1, 2016.

On October 10, 2017, the Ministry of Energy published in the Official Gazette, Decree No. 12T, setting the node prices for energy supply and the adjustments and surcharges from applying the Residential Rate Equality Mechanism, retroactively applied from January 1, 2017.

On October 10, 2017, the Ministry of Energy published in the Official Gazette Decree No. 3T, setting the node prices for energy supply and the adjustments and surcharges from applying the Residential Rate Equality Mechanism, retroactively applied from July 1, 2017.

Short-term node prices:

On July 2, 2016, the Ministry of Energy published in the Official Gazette, Decree No. 5T, setting the short-term node prices for energy supply, retroactively applied from May 1, 2016.

On August 26, 2017, the Ministry of Energy published in the Official Gazette, Decree No. 2T, setting short-term node prices for energy supply, retroactively applied from April 1, 2017.

4.3.2 Transmission Tariffs Setting

Tariffs Setting 2020-2023

On December 29, 2017, the CNE through Exempted Resolution CNE No. 771, as part of the Transmission Tariff Setting process, issued the preliminary technical report “Rating the Transmission System Facilities” for the period 2020-2023. The report defines which transmission facilities correspond to each segment (National, Zonal and Dedicated). Final rating of the facilities must be considered for the transmission system valuation study (ies) purposes. In accordance to the milestones established in the law, stakeholders may make comments to the preliminary report during the first days of January 2018.

Also, the law stipulates that, 24 months before the end of the effective period of the transmission systems’ rates, CNE must send the stakeholders (duly registered in the citizen participation register) the technical and administrative conditions for performing the transmission system valuation study or studies.

In this context, via Exempted Resolution No.769, the regulator issued the Preliminary Technical and Administrative Conditions for the Transmission System Valuation Study.  In general terms, the document regulates the process of contracting the rate study and defines the rules for setting the rates for all the transmission, defining tenders for two studies – one for national installations and the other for Zonal and Dedicated Installations. According to the stages considered in the law, stakeholders may make observations to this report during the first days of January 2018.

4.3.3 Subtransmission Tariff Setting

On July 20, 2016, Law No. 20,936 was publish, setting the new regulatory framework for all electric energy transmission systems, making changes to the tariff process in all transmission sector. Also, the sector named “Subtransmission” was renamed to “Zonal Transmission”.

The Zonal Transmission tariffs are set every four years. However, before publishing Law No. 20.936, the tariff period for Substansmission had been extended, as follows:

•

On January 29, 2015, Law No. 20,805 was published in the Official Gazette, which, among other matters, it entitles the Ministry of Energy to extend in one more year the effective date of Decree CNE No. 14 of 2012 (“Decree No.14”), which set the subtransmission tariffs for the 2011 – 2014 period (i.e., such decree would be effective for the 2011 – 2015 period), and also to extend in one more year the effective date of the tariff setting process for the period 2015 – 2018 (i.e., 2016 – 2019).

•

On April 22, 2015, the Ministry of Energy published in the Official Gazette, Decree No. 7T, extending the effective date of the subtransmission tariff decree and expressly stating that the tariffs will be applied beginning on January 1, 2016.

Notwithstanding, in accordance with Article No. 11 of the transitory provisions of Law No. 20,936, the effective date for Decree No. 14 was extended to December 31, 2017.

In relation to the 2016 – 2017 tariff period, on December 29, 2016 it was published Exempted Resolution No. 940, which defined the necessary adjustments to Decree No. 14 to extend its effective date for the years 2016 and 2017. The main adjustment is related to exempt generating power plants from payment for using the Zonal Transmission systems. The 2016 – 2019 tariff setting process will continue is progress, and in accordance with Article No. 11 of the transitory provisions of Law No. 20,936, the results will be used for the tariffs to be applied to the 2018 – 2019 period.

On February 10, 2017, the CNE issued Exempted Resolution No. 83, which contained the “Preliminary Technical Report on Determination of the Annual Value of the Zonal Transmission and Dedicated Transmission Systems for the 2018-2019 period”. Enel Distribución, made comments to the report, and the final technical report was issued on March 28, 2017. Following the process steps, Enel Distribución communicated its discrepancies with the final technical report. On May 19, 2017, it was carried out a Public Hearing at which Enel Distribution and other interested parties presented their discrepancies to an Expert Panel.

At the reporting date of these interim consolidated financial statements, the tariff decree establishing the new tariffs has not been released.

4.3.4 Distribution-Related Services Tariff Setting

On March 14, 2014, the Ministry of Energy published in the Official Gazette, Decree No. 8T, setting the prices for distribution-related services, which are currently still effective.

At the end of 2015, the CNE through Exempted Resolution No. 699 communicated, among other matters, the terms for the “Services associated with Energy Distribution Supply Cost Study” as part of the 2016 – 2020 tariff setting process. The terms incorporate five new distribution-related services, of which the most significant are “Construction and installment of temporary junctions” and “Lease of temporary junctions”.

On January 20, 2017, it was published the final report on the “Energy Distribution Supply-Related Services Cost Study”. Following the steps of the process, Enel Distribución made comments to the report.

Subsequently, on April 27, 2017, the CNE through Exempted Resolution No. 213 approved the Technical Report on “Distribution-Related Services Tariff Setting”. Following the steps of the process, Enel Distribución communicated its discrepancies with the technical report.

At the reporting date of these consolidated financial statements, the decree setting new tariffs for distribution-related services has not been released.

4.3.5 Energy Tenders

Under the new law for energy tenders, three bidding processes have been carried out: Supply Bidding No. 2015/01, Supply Bidding No. 2015/02 and Supply Tender 2017/01

Supply Bidding No. 2015/01 was launched in May 2015 and finalized in July 2016. The final outcome of the process resulted in five energy blocks awarded for a total of 12,430 GWh to 84 companies at a weighted average price of US$ 47.6 per MWh. Enel Generación Chile was awarded with 5,918 GWh per year, which represented a 47.6% of the total energy awarded.

Supply Bidding No. 2015/02 was launched in June 2015 and finalized in October 2015. The final outcome of the process resulted in three energy blocks awarded for a total of 1,200 GWh per year at a weighted average price of US$ 79.3 per MWh, a 30% reduction as compared to the prices of prior bids, which indicates that the amendments to the Electricity Law have effectively reduced the prices through increased competition and a reduction in the risks for generators.

Supply Bidding No. 2017/01 was launched in January, 2017 and finalized in November 2017. The final outcome of the process resulted in five energy blocks awarded to five companies for a total of 2,200 GWh per year at a weighted average price of US$ 32.5 per MWh. Enel Generación Chile was awarded with 1.2 TWh per year, which represents 54% of the total energy awarded.